Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Timing of Option Awards in Relation to the Disclosure of Material Nonpublic Information

The following discussion contains information required by Item 402(x) of Regulation S-K about the timing of option awards in relation to the disclosure of material nonpublic information. The Compensation Committee has adopted the Fortive Corporation Policy on Granting Equity Awards (the “Grant Policy”) relating to the timing of all equity-based compensation, including stock options, awarded by the Compensation Committee.

Under the Grant Policy, our annual equity-based compensation awards are granted on a pre-determined schedule. The effective grant date for our annual equity-based compensation awards, which are reviewed and approved during the Compensation Committee meeting held in the first quarter of each fiscal year, is fixed at the later of (i) March 2 (or the immediately following business day if March 2 of such year is not a business day) following the date of such Compensation Committee meeting and (ii) the second business day after the filing of the Company’s Annual Report on Form 10-K for the prior fiscal year. Any coordination between our annual equity-based compensation awards and the release of material nonpublic information that could be expected to affect the value of such awards is precluded by this predetermined schedule.

Furthermore, pursuant to the Grant Policy, as a general principle, the Compensation Committee does not take any material nonpublic information into account when determining the timing and terms of any equity-based compensation awards. The Compensation Committee also does not grant, or delay the grant, of any equity-based compensation awards in anticipation of the release of any material nonpublic information, and the Company does not time the disclosure of any material nonpublic information based on any equity-based compensation award grant dates, vesting events, or sale events for the purpose of affecting the value of any executive compensation.

During the fiscal year 2025, the Company did not award stock options to any named executive officer during the relevant period described in Item 402(x)(2) of Regulation S-K.

Award Timing Method	Under the Grant Policy, our annual equity-based compensation awards are granted on a pre-determined schedule. The effective grant date for our annual equity-based compensation awards, which are reviewed and approved during the Compensation Committee meeting held in the first quarter of each fiscal year, is fixed at the later of (i) March 2 (or the immediately following business day if March 2 of such year is not a business day) following the date of such Compensation Committee meeting and (ii) the second business day after the filing of the Company’s Annual Report on Form 10-K for the prior fiscal year. Any coordination between our annual equity-based compensation awards and the release of material nonpublic information that could be expected to affect the value of such awards is precluded by this predetermined schedule.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Compensation Committee also does not grant, or delay the grant, of any equity-based compensation awards in anticipation of the release of any material nonpublic information
MNPI Disclosure Timed for Compensation Value	false